Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Loans receivable	$ 28,535	$ 26,368	$ 25,900
Securities available for sale:
Mortgage-backed and related	197	57	58
Other marketable	1,138	1,103	1,289
Other	511	152	102
Total interest income	30,381	27,680	27,349
Interest expense:
Deposits	2,231	1,470	1,002
Federal Home Loan Bank advances and other borrowings	2	327	591
Total interest expense	2,233	1,797	1,593
Net interest income	28,148	25,883	25,756
Provision for loan losses	(649)	(523)	(645)
Net interest income after provision for loan losses	28,797	26,406	26,401
Non-interest income:
Gain on sales of loans	2,095	2,138	2,618
Other	1,034	960	1,048
Total non-interest income	7,714	7,654	8,201
Non-interest expense:
Compensation and benefits	14,728	15,007	14,764
Occupancy and equipment	4,304	4,068	4,041
Data processing	1,270	1,106	1,161
Professional services	1,137	1,285	1,257
Other	3,948	3,788	2,907
Total non-interest expense	25,387	25,254	24,130
Income before income tax expense	11,124	8,806	10,472
Income tax expense	2,888	4,402	4,122
Net income	8,236	4,404	6,350
Other comprehensive loss, net of tax	(69)	(137)	(606)
Comprehensive income available to common shareholders	$ 8,167	$ 4,267	$ 5,744
Basic earnings per common share (in dollars per share)	$ 1.89	$ 1.04	$ 1.52
Diluted earnings per common share (in dollars per share)	$ 1.71	$ 0.90	$ 1.34
Financial Service [Member]
Non-interest income:
Revenue from Contract with Customer	$ 3,330	$ 3,354	$ 3,427
Bank Servicing [Member]
Non-interest income:
Revenue from Contract with Customer	$ 1,255	$ 1,202	$ 1,108